Bank Loans (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of outstanding balance of short-term bank loans
	December 31, 2020	December 31, 2019

Loan from Bank of Communication	$1,532,567	$1,149,095
Loan from Bank of China	766,284	430,923
Loan from Guangfa Bank	2,298,850	-
	$4,597,701	$1,580,018